Goodwill and impairment of goodwill - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 70,010	€ 69,557
Cell Point Acquisition
Disclosure of detailed information about intangible assets [line items]
Goodwill	62,400
AboundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,600